Cover	Jan. 06, 2025
Cover [Abstract]
Entity Registrant Name	Welsis Corp.
Entity Central Index Key	0001887912
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 06, 2025
Entity Ex Transition Period	true
Entity File Number	333-261614
Entity Incorporation State Country Code	WY
Entity Tax Identification Number	98-1620699
Entity Address Address Line 1	701 E Cathedral Rd.
Entity Address Address Line 2	Ste 45 PMB 405
Entity Address City Or Town	Philadelphia
Entity Address State Or Province	PA
Entity Address Postal Zip Code	19128
City Area Code	212
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	552-8991